Other Current Monetary Assets - Annual Yield Rates of Time Deposits and Negotiable Certificates of Deposits with Maturities of more Than Three Months (Detail)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.06%	0.11%
Top of range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	4.15%	1.95%